COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Personnel expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Payroll and social securities	$ 150,064,085	$ 154,276,818	$ 143,807,941
Others expenses	10,331,367	13,548,690	11,429,240
Total	$ 160,395,452	$ 167,825,508	$ 155,237,181